Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Fiscal Year (a)*	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(1)(2) (c)	Average Summary Compensation Table Total for non-PEO NEOs(1) (d)	Average Compensation Actually Paid to non-PEO NEOs(1)(2) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (h)	Adjusted EPS(4) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return(3) (g)
2024	$6,222,992	$5,157,561	$1,385,486	$ 883,261	$ 88.15	$117.50	$595,314,000	$2.27
2023	$7,749,950	$2,489,517	$1,471,777	$ 856,685	$ 87.70	$ 89.38	$498,226,000	$2.00
2022	$4,569,047	$4,579,810	$1,569,825	$1,131,942	$108.77	$102.99	$465,237,000	$1.81
2021	$5,339,716	$5,944,071	$1,488,288	$1,779,964	$119.44	$103.14	$431,612,000	$1.80
2020	$7,173,359	$5,496,122	$1,770,429	$1,814,639	$102.93	$ 86.13	$284,490,000	$1.67

Named Executive Officers, Footnote [Text Block]		Our principal executive officer (PEO) for 2020-2024 is Mr. Franklin.
SCT Total	[1],[2]	$ 6,222,992	$ 7,749,950	$ 4,569,047	$ 5,339,716	$ 7,173,359
Compensation Actually Paid	[1],[3]	5,157,561	2,489,517	4,579,810	5,944,071	5,496,122
Average SCT Total	[1]	1,385,486	1,471,777	1,569,825	1,488,288	1,770,429
Average Compensation Actually Paid	[1],[3]	$ 883,261	856,685	1,131,942	1,779,964	1,814,639
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The non-principal executive officers (Non-PEO) reflected in columns (d) and (e) include the following individuals: Mr. Schuller (2020-2024), Mr. Rhodes (2020-2024), Mr. Luning (2020-2024), Ms. Arnold (2022-2024), Mr. Huwar (2024), and Mr. Fox (2020-2022).
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Most Important Performance Measures

The five items listed below represent the most important performance metrics we used to determine CAP for FY2024 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Short-Term Incentive Awards” and “Long-Term Equity Incentive Awards.”

Most Important Performance Measures
•	Adjusted EPS
•	Return on Equity
•	Relative TSR
•	Operations & Maintenance Measures
•	Rate Base Growth

Total Shareholder Return Amount		$ 88.15	87.70	108.77	119.44	102.93
Peer Group Total Shareholder Return Amount		117.50	89.38	102.99	103.14	86.13
Net Income (Loss) Attributable to Parent		$ 595,314,000	$ 498,226,000	$ 465,237,000	$ 431,612,000	$ 284,490,000
Company Selected Measure Amount | $ / shares	[4]	2.27	2.00	1.81	1.80	1.67
PEO Name		Mr. Franklin
PEO [Member] | Change In Actuarial Present Value Of Pension Plans Reported In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		$ (329,976)	$ (2,483,717)	$ 0	$ (1,096,773)	$ (3,008,515)
PEO [Member] | Service Cost Of Pension In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		109,019	106,388	138,759	145,149	105,108
PEO [Member] | Prior Service Cost Of Pension In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		0	0	0	0	0
PEO [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		(3,385,469)	(2,822,794)	(2,384,982)	(2,144,852)	(2,053,175)
PEO [Member] | Fair Value At Fiscal Year End Of Outstanding Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		3,539,948	2,641,275	3,584,530	3,173,125	2,677,987
PEO [Member] | Change In Fair Value Of Outstanding Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		(1,113,865)	(2,662,913)	(1,114,238)	913,795	341,454
PEO [Member] | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		0	0	0	0	0
PEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		(100,297)	(196,908)	(408,431)	(513,508)	144,032
PEO [Member] | Fair Value As Of Prior Fiscal Year End Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		0	0	0	0	0
PEO [Member] | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		215,209	158,236	195,125	127,419	115,872
Non-PEO NEO [Member] | Change In Actuarial Present Value Of Pension Plans Reported In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		(55,285)	(101,818)	(279,211)	(169,224)	(343,844)
Non-PEO NEO [Member] | Service Cost Of Pension In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		25,761	31,159	68,366	87,452	63,474
Non-PEO NEO [Member] | Prior Service Cost Of Pension In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		0	0	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		(618,556)	(533,779)	(497,732)	(505,411)	(615,185)
Non-PEO NEO [Member] | Fair Value At Fiscal Year End Of Outstanding Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		480,261	514,573	558,334	747,714	813,607
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		(147,702)	(516,479)	(175,708)	231,197	82,955
Non-PEO NEO [Member] | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		0	0	56,413	0	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		(17,515)	(39,641)	(135,957)	(131,958)	13,391
Non-PEO NEO [Member] | Fair Value As Of Prior Fiscal Year End Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		(190,584)	0	(68,996)	0	0
Non-PEO NEO [Member] | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Dividends Accrued During Fiscal Year		$ 21,394	$ 30,894	$ 36,609	$ 31,907	$ 29,810
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Return on Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Operations & Maintenance Measures
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Rate Base Growth

[1]	Our principal executive officer (PEO) for 2020-2024 is Mr. Franklin. The non-principal executive officers (Non-PEO) reflected in columns (d) and (e) include the following individuals: Mr. Schuller (2020-2024), Mr. Rhodes (2020-2024), Mr. Luning (2020-2024), Ms. Arnold (2022-2024), Mr. Huwar (2024), and Mr. Fox (2020-2022).
[2]	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Midcap 400 Utilities Index.
[3]	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
[4]	Adjusted EPS is a non-GAAP financial measure. See Appendix A for reconciliation to the GAAP financial measure and adjustments.